OTHER ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred offering costs	$ 1,025,195	$ 1,025,195
Due to legal	562,601
Consulting services	462,594
IPO [Member]
Deferred offering costs	$ 1,025,195